Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net revenue		$ 55,071	$ 572
Cost of revenues		(54,888)	(936)
Gross profit (loss)		183	(364)
Operating expenses:
General and administrative expenses		(39,060)	(2,434)
Selling expenses		(396)	(315)
Total operating expenses		(39,456)	(2,749)
Loss from operations		(39,273)	(3,113)
Other (loss) income:
Other income, net		92	784
Interest (expenses) income, net		(10)	19
Changes in fair value of warrant liabilities		15	(45)
Changes in fair value of convertible notes		(1,956)
Total other (loss) income		(1,859)	758
Loss from continuing operations before income tax benefit		(41,132)	(2,355)
Income tax benefit		40
Loss from continuing operations		(41,092)	(2,355)
Income from discontinued operations, net of tax		87,748	4
Net income (loss)		46,656	(2,351)
Net loss attributable to noncontrolling interests from continuing operations		(26)
Net loss attributable to noncontrolling interests from discontinued operations			(115)
Net income (loss) attributable to Robo.ai’s shareholders		46,682	(2,236)
Other comprehensive income (loss)
Foreign currency translation income from continuing operations		696
Foreign currency translation loss from discontinued operations		(2,324)	(297)
Total comprehensive income (loss)		$ 45,028	$ (2,648)
Net loss from continuing operations per ordinary share:
Basic (in Dollars per share)	[1]	$ (0.72)	$ (0.16)
Diluted (in Dollars per share)	[1]	(0.72)	(0.16)
Net income from discontinued operation per ordinary share:
Basic (in Dollars per share)	[1]	1.53	0.01
Diluted (in Dollars per share)	[1]	1.53	0.01
Income (loss) per ordinary share attributable to shareholders
Basic (in Dollars per share)	[1]	0.81	(0.15)
Diluted (in Dollars per share)	[1]	$ 0.81	$ (0.15)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	57,403,494	14,609,985
Diluted (in Shares)	[1]	57,403,494	14,609,985

[1]	Retrospectively restated for effect of reverse stock split effective on April 6, 2026 (see Note 17).